THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      YIELD TO
    AMOUNT                                                           MATURITY    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   DATE        RATE          VALUE
--------------    -------------------------------------------------  ---------   ---------   -------------
U.S. TREASURY OBLIGATIONS (64.8%)
$      70,000     United States Treasury Bills.....................   11/13/97      4.745%   $  69,905,694
        3,000     United States Treasury Notes.....................    8/15/98      5.875        3,005,123
        3,000     United States Treasury Notes.....................    8/31/98      6.125        3,008,182
                                                                                             -------------
                      TOTAL U.S. TREASURY OBLIGATIONS                                           75,918,999
                                                                                             -------------
REPURCHASE AGREEMENT (35.1%)
       41,109     Goldman Sachs Repurchase Agreement, dated
                    10/31/97, at 5.70%, proceeds include interest
                    $41,128,527, (collateralized by $41,375,000
                    U.S. Treasury Bonds 5.875%, due 8/31/99 valued
                    at $41,931,637.)...............................    11/3/97      5.700       41,109,000
                                                                                             -------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.9%)                        117,027,999
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                      76,001
                                                                                             -------------
                  NET ASSETS (100.0%)                                                        $ 117,104,000
                                                                                             -------------
                                                                                             -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $ 75,918,999
Repurchase Agreement at Amortized Cost and Value     41,109,000
Cash                                                        678
Receivable for Investments Sold                      69,953,489
Interest Receivable                                      75,337
Deferred Organization Expenses                           13,103
Receivable for Expense Reimbursement                     21,737
Prepaid Expenses and Other Assets                           364
                                                   ------------
    Total Assets                                    187,092,707
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    69,905,694
Custody Fee Payable                                      27,992
Advisory Fee Payable                                     18,907
Organization Expenses Payable                            14,000
Administrative Services Fee Payable                       2,827
Administration Fee Payable                                  165
Fund Services Fee Payable                                   136
Accrued Expenses                                         18,986
                                                   ------------
    Total Liabilities                                69,988,707
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $117,104,000
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 7, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $1,365,297

EXPENSES
Advisory Fee                                       $ 49,123
Professional Fees and Expenses                       32,906
Custodian Fees and Expenses                          29,410
Administrative Services Fee                           7,289
Amortization of Organization Expenses                   897
Fund Services Fee                                       800
Administration Fee                                      406
Miscellaneous                                         6,231
                                                   --------
    Total Expenses                                  127,062
Less: Reimbursement of Expenses                    (118,095)
                                                   --------
NET EXPENSES                                                       8,967
                                                              ----------
NET INVESTMENT INCOME                                          1,356,330

NET REALIZED GAIN ON INVESTMENTS                                   3,337
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $1,359,667
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                     JULY 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                   OCTOBER 31, 1997
                                                   ----------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     1,356,330
Net Realized Gain on Investments                             3,337
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         1,359,667
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          154,888,508
Withdrawals                                            (39,144,175)
                                                   ----------------
    Net Increase from Investors' Transactions          115,744,333
                                                   ----------------
    Total Increase in Net Assets                       117,104,000

NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period                                      $   117,104,000
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                     JULY 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                   OCTOBER 31, 1997
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                             0.04%(a)
  Net Investment Income                                5.52%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                              0.48%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "Portfolio") is one of two subtrusts ("portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The Portfolio commenced operations on July 7, 1997. The Portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The Portfolio incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning at the commencement of operations of the Portfolio.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the period July 7, 1997 (commencement of operations) to October 31, 1997, such fees amounted to $49,123.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the period July 7, 1997 (commencement of operations) to October 31, 1997, the fee for these services amounted to $406.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period July 7, 1997 (commencement of operations) to October 31, 1997, the fee for these services amounted to $7,289.

      Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than the following respective percentages of average daily net assets of the Fund for the periods indicated below:

June 1, 1997-August 31, 1997..........................................       0.00%
September 1, 1997-November 30, 1997...................................       0.05%
December 1, 1997-February 28, 1998....................................       0.10%
March 1, 1998-May 31, 1998............................................       0.15%
June 1, 1998-February 28, 1999........................................       0.20%

      For the period July 7, 1997 (commencement of operations) to October 31, 1997, Morgan has agreed to reimburse the Portfolio $118,095 for expenses under this agreement. The total operating expenses for the Fund is a blended ratio which is based on reimbursements in effect from July 7, 1997 (commencement of options) to October 31, 1997 and may not necessarily represent the actual amount incurred by a shareholder.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $800 for the period July 7, 1997 (commencement of operations) to October 31, 1997.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1997
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (one of the portfolios constituting Series Portfolio II, hereafter referred to as the "Portfolio") at October 31, 1997, and the results of its operations, the changes in its net assets and the supplementary data for the period July 7, 1997 (commencement of operations) to October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
December 17, 1997

24